10-K Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
Net income	$ 56,836	$ (41,320)	$ 38,562	$ (40,010)	$ 15,516	$ (1,448)	$ 116,220	$ 129,755	$ 147,325
Other comprehensive income (loss):
Reclassification adjustment for loss on derivative instruments included in net income, net of tax of $107, $107 and $107 in 2022, 2021 and 2020, respectively	44		82		90	164	328	332	328
Postretirement liability adjustment:
Postretirement liability gains (losses) arising during the period, net of tax of $3,586, $1,011 and $(683) in 2022, 2021 and 2020, respectively	(17)		5,820		(17)	5,820	10,935	3,041	(1,898)
Amortization of postretirement liability losses included in net periodic benefit cost, net of tax of $292, $363 and $351 in 2022, 2021 and 2020, respectively	48		220		95	441	875	1,090	1,071
Postretirement liability adjustment	31		6,040		78	6,261	11,810	4,131	(827)
Other comprehensive income (loss)	75	$ 93	6,122	$ 303	168	6,425	12,138	4,463	(499)
Comprehensive income attributable to common stockholders	$ 56,911		$ 44,684		$ 15,684	$ 4,977	$ 128,358	$ 134,218	$ 146,826